Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Required under Operating Leases that Have Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2014, are as follows (in thousands):

Amount
2014 (remaining three months)	$97
2015	397
2016	101
2017	3

Total	$598

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2013, are as follows (in thousands):

Amount

2014	$386
2015	397
2016	101
2017	3

Total	$887